T. ROWE PRICE TOTAL RETURN ETF

February 28, 2022 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 11.8%
Car Loan 0.3%
Santander Consumer Auto Receivables Trust, Series 2021-CA, Class B, 1.44%, 4/17/28 (1)	73	72
		72
Other Asset-Backed Securities 10.3%
Axis, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	99
CIFC Funding, Series 2019-5A, Class BR, CLO, FRN, 3M USD LIBOR + 2.15%, 2.387%, 1/15/35 (1)	250	249
Cologix Canadian Issuer, Series 2022-1C, Class A2, 4.94%, 1/25/52 (1)	45	35
DB Master Finance, Series 2021-1A, Class A2II, 2.493%, 11/20/51 (1)	100	96
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51 (1)	80	78
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	148	152
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	199	189
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	167	179
KKR, Series 13, Class B1R, CLO, FRN, 3M USD LIBOR + 1.15%, 1.391%, 1/16/28 (1)	250	248
MVW, Series 2021-1WA, Class C, 1.94%, 1/22/41 (1)	80	78
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	97
Symphony Static, Series 2021-1A, Class C, CLO, FRN, 3M USD LIBOR + 1.85%, 1.979%, 10/25/29 (1)	250	249
Wellfleet, Series 2017-2A, Class A1R, CLO, FRN, 3M USD LIBOR + 1.06%, 1.314%, 10/20/29 (1)	239	238
Wellfleet, Series 2021-3A, Class B, CLO, FRN, 3M USD LIBOR + 1.80%, 1.91%, 1/15/35 (1)	250	250
		2,237
Student Loan 1.2%
Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.40%, 10/15/68 (1)	54	54
SMB Private Education Loan Trust, Series 2020-A, Class B, 3.00%, 8/15/45 (1)	195	193
		247
Total Asset-Backed Securities (Cost $2,602)		2,556
BANK LOANS 12.7% (2)
FINANCIAL INSTITUTIONS 0.9%
Insurance 0.9%
Asurion, FRN, 1M USD LIBOR + 3.342%, 3.459%, 12/23/26	30	29
Asurion, FRN, 1M USD LIBOR + 5.344%, 5.458%, 1/31/28	20	20
Asurion, FRN, 1M USD LIBOR + 5.343%, 5.459%, 1/20/29	60	59
Hub International, FRN, 3M USD LIBOR + 3.25%, 4.00%, 4/25/25	64	64
Ryan Specialty Group, FRN, 1M USD LIBOR + 3.00%, 3.75%, 9/1/27	20	20
		192
Total Financial Institutions		192
INDUSTRIAL 11.6%
Basic Industry 0.1%
ASP Chromaflo Intermediate Holdings, FRN, 1M USD LIBOR + 3.50%, 4.50%, 11/20/23	8	8
ASP Chromaflo Intermediate Holdings, FRN, 1M USD LIBOR + 3.50%, 4.50%, 11/20/23	11	11
		19
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital Goods 1.2%
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/1/27	45	44
Dynasty Acquisition, FRN, 3M USD LIBOR + 3.50%, 3.724%, 4/6/26	13	12
Dynasty Acquisition, FRN, 3M USD LIBOR + 3.50%, 3.724%, 4/6/26	8	8
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%, 7.25%, 5/21/29	30	30
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%, 6.75%, 5/21/29	20	20
Filtration Group, FRN, 1M USD LIBOR + 3.00%, 3.105%, 3/29/25	20	20
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 4.00%, 10/21/28 (3)	20	20
Madison IAQ, FRN, 6M USD LIBOR + 3.25%, 3.75%, 6/21/28	20	19
Pro Mach Group, FRN, 3M USD LIBOR + 4.00%, 5.00%, 8/31/28	16	16
Pro Mach Group, FRN, 3M UNFND + 4.00%, 4.00%, 8/31/28	4	4
Vertical U.S. Newco, FRN, 6M USD LIBOR + 3.50%, 4.00%, 7/30/27	30	30
Watlow Electric Manufacturing, FRN, 3M USD LIBOR + 3.75%, 4.25%, 3/2/28	20	20
Welbilt, FRN, 1M USD LIBOR + 2.50%, 2.605%, 10/23/25	10	10
		253
Communications 0.5%
CCI Buyer, FRN, 3M USD LIBOR + 3.75%, 4.50%, 12/17/27	20	20
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.592%, 8/21/26 (3)	35	34
Eagle Broadband Investments, FRN, 3M USD LIBOR + 3.00%, 3.75%, 11/12/27	25	24
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 4.75%, 9/13/24	14	15
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 6.355%, 2/12/29	15	15
		108
Consumer Cyclical 2.7%
Albion Financing 3 SARL, FRN, 1M USD LIBOR + 0.00%, 8/17/26	25	25
Caesars Resort Collection, FRN, 1M USD LIBOR + 3.50%, 3.605%, 7/21/25	10	10
CNT Holdings l, FRN, 3M USD LIBOR + 3.50%, 4.25%, 11/8/27	15	15
CNT Holdings l, FRN, 3M USD LIBOR + 6.75%, 7.50%, 11/6/28	15	15
Delta 2, FRN, 1M USD LIBOR + 2.50%, 3.50%, 2/1/24	55	54
Driven Holdings, FRN, 1M USD LIBOR + 3.00%, 12/17/28	25	25
ECI Macola, FRN, 3M USD LIBOR + 3.75%, 4.50%, 11/9/27	15	15
EG Finco, FRN, 3M EURIBOR + 7.00%, 7.00%, 4/10/27 (EUR)	30	33
Fertitta Entertainment, 4.50%, 1/27/29	25	25
IRB Holdings, FRN, 3M USD LIBOR + 3.25%, 4.25%, 12/15/27	35	34
IRB Holdings, FRN, 6M USD LIBOR + 2.75%, 3.75%, 2/5/25	10	10
K-Mac Holdings, FRN, 3M USD LIBOR + 6.75%, 7.25%, 7/30/29	10	10
Olaplex, 2/23/29	30	30
PetSmart, FRN, 3M USD LIBOR + 3.75%, 4.50%, 2/11/28	30	30
Scientific Games Holdings, 2/4/29 (3)	25	25
Scientific Games International, FRN, 1M USD LIBOR + 2.83%, 8/14/24	15	15
SeaWorld Parks & Entertainment, FRN, 1M USD LIBOR + 3.00%, 3.50%, 8/25/28	25	24
Shutterfly, FRN, 3M USD LIBOR + 5.00%, 5.75%, 9/25/26	14	14
Staples, FRN, 3M USD LIBOR + 5.00%, 5.131%, 4/16/26	10	9
Tacala, FRN, 1M USD LIBOR + 3.50%, 4.25%, 2/5/27	20	20
Tenneco, FRN, 1M USD LIBOR + 3.00%, 3.105%, 10/1/25	15	15
UFC Holdings, FRN, 6M USD LIBOR + 2.75%, 3.50%, 4/29/26	44	44
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Williams Morris Endeavor Entertainment, FRN, 1M USD LIBOR + 2.75%, 2.86%, 5/18/25	25	24
Woof Holdings, FRN, 3M USD LIBOR + 3.75%, 4.50%, 12/21/27	15	15
Woof Holdings, FRN, 1M USD LIBOR + 8.00%, 8.00%, 12/21/28 (3)	50	50
		586
Consumer Non-Cyclical 2.5%
ADMI, FRN, 1M USD LIBOR + 3.38%, 3.875%, 12/23/27	20	19
ADMI, FRN, 1M USD LIBOR + 3.50%, 4.00%, 12/23/27	15	15
Cano Health, FRN, 3M USD LIBOR + 4.50%, 5.25%, 11/23/27	15	15
Curia Global, FRN, 3M USD LIBOR + 3.75%, 4.049%, 8/30/26	25	25
Gainwell Acquisition, FRN, 3M USD LIBOR + 4.00%, 4.75%, 10/1/27	60	59
Heartland Dental, FRN, 1M USD LIBOR + 3.50%, 3.605%, 4/30/25	10	10
Heartland Dental, FRN, 1M USD LIBOR + 4.00%, 4.103%, 4/30/25	20	20
Maravai Intermediate Holdings, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/19/27	25	25
Maravai Intermediate Holdings, FRN, 3M SOFRTE + 3.00%, 3.137%, 10/19/27	30	30
Medline Industries, FRN, 1M USD LIBOR + 3.25%, 3.75%, 10/23/28	40	40
Naked Juice, 6.50%, 1/24/30	25	25
Naked Juice, 3.75%, 1/24/29	23	23
Naked Juice, 3.75%, 1/24/29	1	1
Organon, FRN, 3M USD LIBOR + 3.00%, 3.50%, 6/2/28	14	14
Parexel International, FRN, 1M USD LIBOR + 4.00%, 4.00%, 11/15/28	15	15
Parexel International, FRN, 1M USD LIBOR + 0.00%, 7.00%, 11/15/29	20	20
Pathway Vet Alliance, FRN, 1M USD LIBOR + 3.75%, 3.855%, 3/31/27	50	49
Pearl Intermediate Parent, FRN, 1M USD LIBOR + 6.25%, 6.355%, 2/13/26 (3)	40	40
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 4.25%, 2/14/25	60	59
Sunshine Luxembourg VII, FRN, 3M USD LIBOR + 3.75%, 4.50%, 10/1/26	35	35
		539
Energy 0.3%
BCP Raptor, FRN, 1M USD LIBOR + 4.25%, 5.25%, 6/24/24	20	20
BCP Raptor ll, FRN, 1M USD LIBOR + 4.75%, 4.855%, 11/3/25	20	20
Citgo Holding, FRN, 1M USD LIBOR + 7.00%, 8.00%, 8/1/23	10	10
Lucid Energy Group II Borrower, FRN, 1M USD LIBOR + 4.00%, 4.00%, 2/17/25	10	10
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 4.855%, 3/11/26	15	14
		74
Industrial Other 0.1%
Pike, FRN, 1M USD LIBOR + 3.00%, 3.11%, 1/21/28	20	20
		20
Technology 3.8%
Applied Systems, FRN, 3M USD LIBOR + 3.00%, 3.50%, 9/19/24	40	40
Applied Systems, FRN, 3M USD LIBOR + 5.50%, 6.25%, 9/19/25	35	35
Ascend Learning, FRN, 3M USD LIBOR + 3.50%, 4.00%, 12/11/28	35	34
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 6.25%, 12/10/29	45	45
Athenahealth, 4.00%, 2/15/29 (3)	55	55
Athenahealth, 2/15/29 (3)	9	9
Camelot U.S Acquisition, FRN, 1M USD LIBOR + 3.00%, 4.00%, 10/30/26	10	10
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Camelot U.S Acquisition, FRN, 1M USD LIBOR + 3.00%, 3.105%, 10/30/26	5	5
CoreLogic, FRN, 1M USD LIBOR + 3.50%, 4.00%, 6/2/28	30	29
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 7.00%, 6/4/29	30	30
Ellucian, FRN, 3M USD LIBOR + 3.50%, 4.00%, 10/7/27	40	39
Epicor Software, FRN, 1M USD LIBOR + 4.00%, 4.00%, 7/30/27 (3)	50	49
Epicor Software, FRN, 1M USD LIBOR + 8.75%, 8.75%, 7/31/28	30	30
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 4.25%, 7/1/24	25	25
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 7.00%, 7/7/25	35	35
Instructure Holdings, FRN, 3M USD LIBOR + 2.75%, 3.269%, 10/30/28	25	25
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 5.00%, 11/3/27	25	25
Peraton, FRN, 1M USD LIBOR + 3.75%, 4.50%, 2/1/28	25	25
Peraton, FRN, 1M USD LIBOR + 7.75%, 8.50%, 2/1/29	20	20
RealPage, FRN, 1M USD LIBOR + 3.25%, 3.75%, 4/24/28	30	29
RealPage, FRN, 1M USD LIBOR + 6.50%, 7.25%, 4/23/29	30	30
Solera, FRN, 3M USD LIBOR + 4.00%, 4.50%, 6/2/28	10	10
UKG, FRN, 3M USD LIBOR + 3.25%, 3.75%, 5/4/26	45	45
UKG, FRN, 1M USD LIBOR + 5.75%, 5.75%, 5/3/27	85	85
Verscend Holding, FRN, 1M USD LIBOR + 4.00%, 4.105%, 8/27/25	30	30
Waystar, FRN, 1M USD LIBOR + 4.00%, 4.105%, 10/22/26	25	25
		819
Transportation 0.4%
AAdvantage Loyalty IP, FRN, 3M USD LIBOR + 4.75%, 5.50%, 4/20/28	20	20
Air Canada, FRN, 3M USD LIBOR + 3.50%, 4.25%, 8/11/28	10	10
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 6.25%, 6/21/27	40	42
United Airlines, FRN, 3M USD LIBOR + 3.75%, 4.50%, 4/21/28	20	20
		92
Total Industrial		2,510
UTILITY 0.2%
Electric 0.2%
Exgen Renewables IV, FRN, 3M USD LIBOR + 2.50%, 3.50%, 12/15/27	15	15
PG&E, FRN, 3M USD LIBOR + 3.00%, 3.50%, 6/23/25	25	24
		39
Total Utility		39
Total Bank Loans (Cost $2,769)		2,741
CONVERTIBLE PREFERRED STOCKS 0.3%
INDUSTRIAL 0.2%
Consumer Non-Cyclical 0.2
Avantor, Series A, 6.25%, 5/15/22	—	16
Danaher, Series B, 5.00%, 4/15/23	—	26
		42
Total Industrial		42
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 0.1%
Electric 0.1
NextEra Energy, 5.279%, 3/1/23	1	17
		17
Total Utility		17
Total Convertible Preferred Stocks (Cost $64)		59
CORPORATE BONDS 17.6%
FINANCIAL INSTITUTIONS 3.7%
Banking 2.2%
Bancolombia, VR, 4.625%, 12/18/29 (4)	200	192
Bank of America, VR, 1.898%, 7/23/31 (4)	60	54
Bank of America, 2.972%, 2/4/33	30	29
Capital One Financial, VR, 2.359%, 7/29/32 (4)	20	18
Goldman Sachs Group, VR, 3.102%, 2/24/33 (4)	40	39
JPMorgan Chase, VR, 1.953%, 2/4/32 (4)	60	55
JPMorgan Chase, VR, 2.963%, 1/25/33 (4)	15	15
Morgan Stanley, VR, 2.943%, 1/21/33 (4)	10	10
Santander Holdings USA, VR, 2.49%, 1/6/28 (4)	15	15
Wells Fargo, VR, 2.572%, 2/11/31 (4)	30	29
Wells Fargo, VR, 5.013%, 4/4/51 (4)	20	24
		480
Finance Companies 0.2%
Avolon Holdings Funding, 2.528%, 11/18/27 (1)	45	42
		42
Financial Other 0.2%
Howard Hughes, 4.125%, 2/1/29 (1)	20	19
Howard Hughes, 5.375%, 8/1/28 (1)	20	20
PRA Group, 7.375%, 9/1/25 (1)	10	10
		49
Insurance 0.7%
Acrisure, 10.125%, 8/1/26 (1)	20	21
Alliant Holdings Intermediate/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (1)	2	2
AmWINS Group, 4.875%, 6/30/29 (1)	10	10
AXA Equitable Holdings, 4.35%, 4/20/28	25	27
Centene, 4.625%, 12/15/29	15	15
Enact Holdings, 6.50%, 8/15/25 (1)	20	21
Hub International, 5.625%, 12/1/29 (1)	15	14
Hub International, 7.00%, 5/1/26 (1)	15	15
MGIC Investment, 5.25%, 8/15/28	5	5
Molina Healthcare, 4.375%, 6/15/28 (1)	10	10
		140
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Real Estate Investment Trusts 0.4%
American Campus Communities Operating Partnership, 2.25%, 1/15/29	30	28
Brixmor Operating Partnership, 3.90%, 3/15/27	25	26
Brixmor Operating Partnership, 4.05%, 7/1/30	20	21
		75
Total Financial Institutions		786
INDUSTRIAL 13.4%
Basic Industry 1.3%
ABJA Investment, 5.45%, 1/24/28	200	209
Arconic, 6.125%, 2/15/28 (1)	15	15
GPD, 10.125%, 4/1/26 (1)	15	16
Joseph T Ryerson & Son, 8.50%, 8/1/28 (1)	10	11
Methanex, 5.125%, 10/15/27	10	10
TMS International, 6.25%, 4/15/29 (1)	20	19
		280
Capital Goods 1.2%
Madison IAQ, 5.875%, 6/30/29 (1)	20	18
Mauser Packaging Solutions Holding, 8.50%, 4/15/24 (1)	20	20
New Enterprise Stone & Lime, 5.25%, 7/15/28 (1)	20	20
Roller Bearing of America, 4.375%, 10/15/29 (1)	6	6
Vertical Holdco, 7.625%, 7/15/28 (1)	200	203
		267
Communications 2.9%
AT&T, 2.55%, 12/1/33	30	28
Cable One, 4.00%, 11/15/30 (1)	5	5
CCO Holdings, 4.25%, 2/1/31 (1)	10	9
CCO Holdings, 5.125%, 5/1/27 (1)	10	10
CCO Holdings, 5.375%, 6/1/29 (1)	25	25
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)	10	10
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)	20	21
Comcast, 2.887%, 11/1/51 (1)	60	52
Crown Castle International, 2.25%, 1/15/31	30	28
DISH DBS, 5.25%, 12/1/26 (1)	10	10
DISH DBS, 5.75%, 12/1/28 (1)	15	14
GCI, 4.75%, 10/15/28 (1)	10	10
Globo Comunicacao e Participacoes, 4.875%, 1/22/30	200	178
iHeartCommunications, 8.375%, 5/1/27	15	16
Lamar Media, 4.875%, 1/15/29	11	11
Midas Opco Holdings, 5.625%, 8/15/29 (1)	15	15
Netflix, 6.375%, 5/15/29	20	23
Sirius XM Radio, 4.00%, 7/15/28 (1)	20	19
Sprint, 7.625%, 2/15/25	10	11
Sprint, 7.625%, 3/1/26	10	11
Sprint Capital, 6.875%, 11/15/28	5	6
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
T-Mobile USA, 3.875%, 4/15/30	25	26
Townsquare Media, 6.875%, 2/1/26 (1)	30	31
Verizon Communications, 2.987%, 10/30/56	60	51
		620
Consumer Cyclical 2.8%
Bath & Body Works, 6.75%, 7/1/36	10	11
Bath & Body Works, 6.95%, 3/1/33	10	10
Caesars Entertainment, 8.125%, 7/1/27 (1)	30	32
Carnival, 5.75%, 3/1/27 (1)	12	12
Carnival, 7.625%, 3/1/26 (1)	10	10
Carnival, 9.875%, 8/1/27 (1)	15	17
CCM Merger, 6.375%, 5/1/26 (1)	10	10
Cedar Fair, 5.25%, 7/15/29	7	7
Cedar Fair, 6.50%, 10/1/28	20	21
Clarios Global, 8.50%, 5/15/27 (1)	20	21
Cushman & Wakefield US Borrower, 6.75%, 5/15/28 (1)	15	16
Dave & Buster's, 7.625%, 11/1/25 (1)	8	8
Ford Motor, 6.625%, 10/1/28	10	11
Ford Motor, 9.00%, 4/22/25	15	17
Ford Motor, 9.625%, 4/22/30	15	21
Goodyear Tire & Rubber, 5.00%, 7/15/29 (1)	15	15
Goodyear Tire & Rubber, 5.25%, 7/15/31 (1)	10	10
Hilton Domestic Operating, 4.00%, 5/1/31 (1)	5	5
L Brands, 6.625%, 10/1/30 (1)	15	16
L Brands, 9.375%, 7/1/25 (1)	10	12
Life Time, 5.75%, 1/15/26 (1)	10	10
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (1)	20	22
Photo Holdings Merger, 8.50%, 10/1/26 (1)	10	10
QVC, 4.375%, 3/15/23	55	56
Ross Stores, 1.875%, 4/15/31	60	54
Royal Caribbean Cruises, 5.50%, 8/31/26 (1)	30	29
Royal Caribbean Cruises, 5.50%, 4/1/28 (1)	10	10
Scientific Games International, 7.25%, 11/15/29 (1)	15	16
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)	34	33
Staples, 7.50%, 4/15/26 (1)	10	10
Staples, 10.75%, 4/15/27 (1)	10	9
Tenneco, 5.00%, 7/15/26	10	10
Tenneco, 5.125%, 4/15/29 (1)	5	5
Tenneco, 7.875%, 1/15/29 (1)	30	31
Wolverine World Wide, 4.00%, 8/15/29 (1)	25	23
		610
Consumer Non-Cyclical 1.9%
AbbVie, 4.25%, 11/21/49	50	53
Albertsons, 4.875%, 2/15/30 (1)	10	10
Albertsons, 5.875%, 2/15/28 (1)	5	5
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Avantor Funding, 4.625%, 7/15/28 (1)	10	10
Bausch Health, 4.875%, 6/1/28 (1)	5	5
Bausch Health, 7.25%, 5/30/29 (1)	5	4
Bausch Health Americas, 8.50%, 1/31/27 (1)	10	10
Bausch Health Americas, 9.25%, 4/1/26 (1)	15	15
Becton Dickinson & Company, 3.794%, 5/20/50	50	50
Bio-Rad Laboratories, 3.30%, 3/15/27	30	30
Cano Health, 6.25%, 10/1/28 (1)	20	18
CHS, 6.875%, 4/1/28 (1)	5	5
CHS, 6.875%, 4/15/29 (1)	10	10
CHS, 8.00%, 12/15/27 (1)	10	10
CVS Health, 4.25%, 4/1/50	25	27
Hadrian Merger, 8.50%, 5/1/26 (1)	15	15
Mozart Debt Merger, 5.25%, 10/1/29 (1)	20	19
PerkinElmer, 1.90%, 9/15/28	40	38
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1)	15	16
Surgery Center Holdings, 10.00%, 4/15/27 (1)	25	26
Tenet Healthcare, 6.125%, 10/1/28 (1)	15	15
Tenet Healthcare, 6.875%, 11/15/31	10	11
		402
Energy 2.3%
Amerada Hess, 7.125%, 3/15/33	5	6
Amerada Hess, 7.875%, 10/1/29	5	6
Cheniere Energy Partners, 3.25%, 1/31/32 (1)	5	5
Chesapeake Energy, 5.50%, 2/1/26 (1)	5	5
Chesapeake Energy, 5.875%, 2/1/29 (1)	5	5
Continental Resources, 4.90%, 6/1/44	10	10
DCP Midstream Operating, 8.125%, 8/16/30	10	13
Hess, 7.30%, 8/15/31	5	6
Hilcorp Energy, 5.75%, 2/1/29 (1)	10	10
Hilcorp Energy, 6.00%, 2/1/31 (1)	5	5
Leviathan Bond, 6.125%, 6/30/25 (1)	200	203
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	25	26
NGL Energy Operating, 7.50%, 2/1/26 (1)	10	10
NuStar Logistics, 5.75%, 10/1/25	10	10
NuStar Logistics, 6.00%, 6/1/26	15	15
Occidental Petroleum, 7.50%, 5/1/31	5	6
Occidental Petroleum, 7.95%, 6/15/39	5	6
Occidental Petroleum, 8.00%, 7/15/25	15	17
Occidental Petroleum, 8.50%, 7/15/27	10	12
Occidental Petroleum, 8.875%, 7/15/30	15	19
Southwestern Energy, 8.375%, 9/15/28	15	16
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	15	15
Tallgrass Energy Partners, 7.50%, 10/1/25 (1)	10	11
Targa Resources Partners, 4.00%, 1/15/32	10	10
Targa Resources Partners, 4.875%, 2/1/31 (1)	10	10
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Targa Resources Partners, 6.875%, 1/15/29	10	11
Venture Global Calcasieu, 3.875%, 11/1/33 (1)	35	34
		502
Industrial Other 0.1%
Pike, 5.50%, 9/1/28 (1)	15	15
		15
Technology 0.5%
CDW, 2.67%, 12/1/26	10	10
Minerva Merger, 6.50%, 2/15/30 (1)	15	14
MSCI, 3.875%, 2/15/31 (1)	2	2
NXP, 3.25%, 5/11/41 (1)	55	50
Presidio Holdings, 8.25%, 2/1/28 (1)	20	21
Sabre GLBL, 9.25%, 4/15/25 (1)	10	11
Verscend Escrow, 9.75%, 8/15/26 (1)	10	10
		118
Transportation 0.4%
American Airlines, 5.50%, 4/20/26 (1)	10	10
American Airlines, 5.75%, 4/20/29 (1)	15	15
American Airlines, 11.75%, 7/15/25 (1)	25	30
Mileage Plus Holdings, 6.50%, 6/20/27 (1)	10	11
United Airlines, 4.625%, 4/15/29 (1)	10	10
Watco, 6.50%, 6/15/27 (1)	15	15
		91
Total Industrial		2,905
UTILITY 0.5%
Electric 0.5%
Pacific Gas & Electric, 2.50%, 2/1/31	45	40
Vistra, VR, 7.00%, (1)(4)(5)	30	30
Vistra, VR, 8.00%, (1)(4)(5)	31	32
Vistra Operations, 4.375%, 5/1/29 (1)	12	11
		113
Total Utility		113
Total Corporate Bonds (Cost $4,014)		3,804
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.0%
Owned No Guarantee 0.0%
CITGO Petroleum, 7.00%, 6/15/25 (1)	10	10
		10
Total Foreign Government Obligations & Municipalities (Cost $10)		10
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 1.3%
Illinois 0.6%
State of Illinois, GO, 5.10%, 6/1/33	110	122
		122
New York 0.4%
New York State Urban Dev., Series B, 2.50%, 3/15/33	85	82
		82
Puerto Rico 0.3%
Puerto Rico Commonwealth Public Improvement, GO, Series A, 4.125%, 7/1/22 (6)	85	78
		78
Total Municipal Securities (Cost $284)		282
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 15.2%
Collateralized Mortgage Obligations 10.6%
Angel Oak Mortgage Trust, Series 2021-6, Class M1, CMO, ARM, 2.772%, 9/25/66 (1)	215	207
COLT Funding, Series 2021-4, Class M1, CMO, ARM, 2.657%, 10/25/66 (1)	210	201
Connecticut Avenue Securities, Series 2021-R01, Class 1M2, CMO, ARM, SOFR30A +1.55%, 1.599%, 10/25/41 (1)	210	206
Connecticut Avenue Securities, Series 2022-R02, Class 2M2, CMO, ARM, 3.049%, 1/25/42 (1)	105	103
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	190
Flagstar Mortgage Trust, Series 2021-11IN, Class A18, CMO, ARM, 2.50%, 11/25/51 (1)	102	97
Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class A2, CMO, ARM, SOFR30A +2.10%, 2.149%, 9/25/41 (1)	200	193
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M2, CMO, ARM, 3.798%, 2/25/42 (1)	35	35
GCAT, Series 2021-NQM5, Class A3, CMO, ARM, 1.571%, 7/25/66 (1)	182	176
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.295%, 6/25/50 (1)	188	188
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.608%, 12/25/50 (1)	193	191
Radnor RE, Series 2021-2, Class M1A, CMO, ARM, SOFR30A +1.85%, 1.899%, 11/25/31 (1)	150	150
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class A18, CMO, ARM, SOFR30A +2.30%, 2.349%, 8/25/33 (1)	164	166
Vista Point Securitization Trust, Series 2020-2, Class M1, CMO, ARM, 3.401%, 4/25/65 (1)	195	193
		2,296
Commercial Mortgage-Backed Securities 4.6%
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 2.941%, 9/15/38 (1)	200	197
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M USD LIBOR + 2.14%, 2.331%, 10/15/37 (1)	50	50
BIG Commercial Mortgage Trust, Series 2022-BIG, Class C, ARM, 2.39%, 2/15/39 (1)	100	100
BPR Trust, Series 2021-NRD, Class E, ARM, 5.716%, 12/15/23 (1)	55	54
Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 3.947%, 12/15/52	145	143
CPS Auto Receivables Trust, Series 2015-GC27, Class AS, 3.571%, 2/10/48	110	111
MF1, Series 2021-FL7, Class A, ARM, 1M USD LIBOR + 1.08%, 1.206%, 10/16/36 (1)	200	198
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
SLIDE, Series 2018-FUN, Class E, ARM, 1M USD LIBOR + 2.55%, 2.741%, 6/15/31 (1)	42	40
VNDO Trust, Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1)	105	101
		994
Total Non-U.S. Government Mortgage-Backed Securities (Cost $3,396)		3,290
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 27.4%
U.S. Government Agency Obligations 18.6%
Federal National Mortgage Assn.
2.00%, 3/1/42 - 12/1/51	134	129
2.50%, 8/1/51 - 2/1/52	484	478
3.00%, 1/1/33	84	87
3.50%, 5/1/35 - 1/1/48	168	174
4.00%, 6/1/47	40	42
4.50%, 9/1/49	41	45
5.00%, 7/1/47	18	20
2.50%, 8/20/50 - 1/20/52	39	40
UMBS, TBA (7)
2.00%, 3/17/37 - 3/14/52	1,505	1,451
2.50%, 3/16/36 - 11/25/51	590	584
3.00%, 4/25/49	505	510
3.50%, 3/14/52	85	88
4.00%, 3/14/52	275	287
4.50%, 3/11/51	85	90
		4,025
U.S. Government Obligations 8.8%
Government National Mortgage Assn.
2.50%, 10/20/51	298	299
3.00%, 3/20/50 - 7/20/51	262	266
3.50%, 10/20/47 - 2/20/48	89	93
4.00%, 3/20/50	67	70
4.50%, 10/20/47	32	34
5.00%, 8/20/47	68	74
Government National Mortgage Assn. TBA (7)
2.00%, 3/21/52	333	326
3.00%, 3/21/52	477	485
3.50%, 5/20/49	266	274
		1,921
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $6,008)		5,946
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 30.7%
U.S.Treasury Obligations 30.7%
U. S. Treasury Bonds, 1.75%, 8/15/41	1,200	1,100
U. S. Treasury Bonds, 2.00%, 8/15/51	1,470	1,410
U. S. Treasury Notes, 0.125%, 8/31/23	700	688
U. S. Treasury Notes, 0.75%, 8/31/26 (8)	700	670
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Notes, 0.875%, 9/30/26	740	711
U.S. Treasury Bonds, 2.25%, 2/15/52	90	92
U.S. Treasury Bonds, 2.375%, 2/15/42	170	174
U.S. Treasury Notes, 1.50%, 1/31/27	390	385
U.S. Treasury Notes, 1.50%, 2/29/24	485	485
U.S. Treasury Notes, 1.875%, 2/15/32	265	266
U.S. Treasury Notes, 1.875%, 2/28/27	665	669
		6,650
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $6,764)		6,650
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 0.12% (9)(10)	516	516
Total Short-Term Investments (Cost $516)		516
Total Investments 119.4% of Net Assets (Cost $26,427)		$25,854
Other Assets Less Liabilities (19.4%)		(4,192)
Net Assets 100.0%		$21,662

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,556 and represents 34.9% of net assets.
(2)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(3)	All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5)	Perpetual security with no stated maturity date.
(6)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $4,095 and represents 18.9% of net assets.
(8)	At February 28, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9)	Seven-day yield
(10)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
GO	General Obligation
SOFR30A	30-day Average SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS (3.1)%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid High Yield Index At Maturity, Receive Variable 0.050% (USD SOFR) Quarterly, 6/20/22	650	(6)	—	(6)
Total Bilateral Total Return Swaps			—	(6)
Total Bilateral Swaps			—	(6)

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.2)%
Protection Bought (Relevant Credit: Markit CDX.NA HY-S37, 5 Year Index), Pay 5.00% Quarterly, Receive upon credit default, 12/20/26	310	(36)	(34)	(2)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(2)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA IG-S37, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/26	1,700	25	26	(1)
Protection Sold (Relevant Credit: CHS/Community Health System, Caa2*) Receive 5.00% Quarterly, Pay upon credit default, 12/20/26	13	(1)	—	(1)
Total Centrally Cleared Credit Default Swaps, Protection Sold				(2)
Total Centrally Cleared Swaps				(4)
Net payments (receipts) of variation margin to date				$4
Variation margin receivable (payable) on centrally cleared swaps				$ —

*	Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
STATE STREET BANK LONDON	4/22/22	USD	4	CAD	5	$—
STATE STREET BANK LONDON	4/22/22	USD	4	CAD	5	—
STATE STREET BANK LONDON	4/22/22	USD	8	CAD	10	—
STATE STREET BANK LONDON	4/22/22	USD	35	CAD	45	—
STATE STREET BANK LONDON	5/20/22	EUR	42	USD	48	(1)
STATE STREET BANK LONDON	5/20/22	USD	41	EUR	36	1
STATE STREET BANK LONDON	4/22/22	CAD	16	USD	16	—
Net unrealized gain (loss) on open forward currency exchange contracts						$ —
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 13 U.S. Treasury Notes ten year contracts	06/22	(1,646)	$(11)
Long, 4 U.S. Treasury Notes five year contracts	06/22	471	2
Long, 5 U.S. Treasury Notes two year contracts	06/22	1,074	2
Long, 6 Ultra U.S. Treasury Notes ten year contracts	06/22	841	8
Long, 2 U.S. Treasury Long Bonds contracts	06/22	309	4
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$5
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 5/31/21	Purchase Cost	Sales Cost	Value 2/28/22
T. Rowe Price Government Reserve Fund	$—	¤	¤	$516^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $516.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Total Return ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized

T. ROWE PRICE TOTAL RETURN ETF

cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$25,279	$—	$25,279
Convertible Preferred Stocks	—	59	—	59
Short-Term Investments	516	—	—	516
Total Securities	516	25,338	—	25,854
Forward Currency Exchange Contracts	—	1	—	1
Futures Contracts*	16	—	—	16
Total	$532	$25,339	$ —	$25,871
Liabilties
Swaps*	$—	$10	$—	$10
Forward Currency Exchange Contracts	—	1	—	1
Futures Contracts*	11	—	—	11
Total	$11	$11	$ —	$22

[1]	Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE TOTAL RETURN ETF

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
ETF988-054Q3
02/2022